Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,329,146	$ 170,688	$ 1,314,067
Less: Accumulated depreciation	(1,302,128)	(167,218)	(1,285,740)
Net book value	27,018	3,470	28,327
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	22,047	2,831	6,968
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	125,835	16,160	125,835
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,181,264	$ 151,697	$ 1,181,264